Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Cost:
Product and distribution rights, cost	$ 78,366	$ 73,961
Deferred charges in respect of debentures from institutional investors, cost	193	193
Other deferred costs, cost	1,568	1,541
Intangible assets and deferred costs, cost	80,127	75,695
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	61,752	58,366
Deferred charges in respect of debentures from institutional investors, accumulated amortization	191	187
Other deferred costs, accumulated amortization	1,542	1,535
Intangible assets and deferred costs, accumulated amortization	63,485	60,088
Amortized cost	$ 16,642	$ 15,607